RESEARCH, DEVELOPMENT AND ENGINEERING (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
RESEARCH, DEVELOPMENT AND ENGINEERING
RD&E expense	$ 5,787	$ 5,751	$ 5,247
Scientific research, application of scientific advances, services and application	5,367	5,421	5,178
Software-related expenses	3,275	3,470	3,064
Product-related engineering expenses	$ 420	$ 332	$ 267